Equity Incentive Plan (Tables)	9 Months Ended
Dec. 31, 2013
Equity Incentive Plan Tables
Schedule of activity of restricted stock awards
Weighted
Average
Grant
	Number of	Date Fair
	Shares	Value
Outstanding and nonvested, March 20, 2013	—

Granted	4,862,020	$9.66
Vested	—	—
Forfeited	—	—
Outstanding and nonvested, December 31, 2013	4,862,020	$9.66

Schedule of Restricted Stock Grants Amortized and included in General and Administrative Expenses
Restricted Stock Grant Date:
	2014	2015	2016	2017	Total
September 30, 2013	$10,084	$8,456	$4,330	$1,506	$24,376
November 6, 2013	4,797	4,463	2,367	940	12,567
December 17, 2013	2,655	2,335	1,221	474	6,685
Total by year	$17,536	$15,254	$7,918	$2,920	$43,628